RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)	$ 93,391	$ 104,435
Entities controlled by directors (non-interest-bearing)	88,461	29,852
Due to related parties	$ 181,852	$ 134,287